Equity and Stock-Based Compensation - Additional Information (Detail) - USD ($)			12 Months Ended
	Dec. 14, 2015	Sep. 15, 2014	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2014
Equity [Abstract]
Common stock, par value			$ 0	$ 0
Issuance of common shares in private placement, shares	15,500,000	10,281,250
Issuance of common shares in private placement, shares	$ 0.05	$ 0.16
Gross proceeds from private placement	$ 775,000	$ 1,645,000
Net proceeds from private placement	$ 713,000	$ 1,444,274	$ 1,561,000
Exercise price	$ 0.10	$ 0.25			$ 0.30
Warrant expiration period	Dec. 14, 2017	Sep. 15, 2017
Fair value per warrant	$ 0.015	$ 0.12
Extension of warrants and adjustments to common stock	$ 176,169	$ 1,034,209